STOCKHOLDERS' DEFICIENCY (Schedule of Weighted-Average Assumptions Used to Value Employee Stock Options) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free interest rate, minimum	1.39%	1.39%
Risk Free interest rate, maximum	1.61%	1.72%
Dividend yield	0.00%	0.00%
Volatility, minimum	48.00%	48.00%
Volatility, maximum	52.00%	52.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months 18 days	6 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years